Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (42,627)	$ (31,750)	$ (29,157)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,232	1,102	1,074
Loss from property and equipment disposals	35
Share-based compensation	10,617	9,916	7,926
Non-cash financial expenses (income), net	(245)	40	1,740
Decrease (increase) in prepaid expenses and other receivables	(21)	(558)	281
(Increase) decrease in long-term prepaid expenses	(47)	39	(80)
Change in the fair value of warrants liabilities	2,016	(259)	(2,033)
Increase in trade payables	337	965	1,143
Increase in other payables and accrued expenses	1,131	659	1,228
Increase in deferred taxes liability	97
Change in operating lease liabilities	(23)	(726)	(809)
Change in operating lease right-of-use assets	817	789	729
Net cash used in operating activities	(26,681)	(19,783)	(17,958)
Cash flows from investing activities:
Investment in short-term deposits	(70,490)	(125,082)	(163,629)
Investment in restricted deposit		(103)	(3,152)
Proceeds from short-term deposits	55,977	148,191	191,864
Purchase of property and equipment	(6,075)	(2,238)	(6,401)
Net cash provided by (used in) investing activities	(20,588)	20,768	18,682
Cash flows from financing activities:
Proceed from short-term loan	5,152
Repayment of short-term loan	(5,152)
Proceeds from long-term loan			5,248
Proceeds from issuance of Ordinary shares, net	45,496
Proceeds from exercise of options	272	25	49
Net cash provided by financing activities	45,768	25	5,297
Effect of exchange rate changes on cash and cash equivalents	(21)	57	(50)
Increase (decrease) in cash and cash equivalents	(1,522)	1,067	5,971
Cash and cash equivalents at the beginning of the year	13,724	12,657	6,686
Cash and cash equivalents at the end of the year	12,202	13,724	12,657
Supplemental disclosure of cash flows information:
Income taxes paid	4	5	16
Interest received	2,780	4,424	6,160
Interest paid	381	321	52
Supplemental disclosure of noncash investing and financing activities:
Operating lease liabilities arising from obtaining right of use assets	422	35	3,304
Purchases of property and equipment in exchange for Ordinary shares	675
Purchases of property and equipment in other payables and accrued expenses	$ 244